Consolidated Investment Portfolio	as of December 31, 2021 (Unaudited)
DWS RREEF Real Assets Fund
	Shares	Value ($)

Common Stocks 80.7%
Communication Services 0.8%
Diversified Telecommunication Services
Cellnex Telecom SA 144A	531,272	30,900,684
Consumer Staples 0.7%
Food Products
Bunge Ltd.	283,496	26,467,186
Energy 10.3%
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	477,085	20,159,052
Cheniere Energy, Inc.	793,422	80,468,859
ConocoPhillips	344,580	24,871,784
Gazprom PJSC (ADR)	1,229,006	11,294,565
Gibson Energy, Inc.	911,286	16,151,652
LUKOIL PJSC (ADR)	145,802	13,093,020
Marathon Petroleum Corp.	111,096	7,109,033
ONEOK, Inc.	324,459	19,065,211
Pembina Pipeline Corp.	1,280,800	38,850,782
Pioneer Natural Resources Co.	73,477	13,363,997
Royal Dutch Shell PLC “A”	1,060,485	23,279,585
Targa Resources Corp.	596,209	31,145,958
TC Energy Corp.	826,753	38,450,436
TotalEnergies SE (a)	532,790	27,079,786
Williams Companies, Inc.	1,877,412	48,887,809
		413,271,529
Industrials 10.2%
Commercial Services & Supplies 2.7%
Republic Services, Inc.	341,535	47,627,055
Waste Connections, Inc.	452,351	61,641,871
		109,268,926
Construction & Engineering 1.4%
Ferrovial SA	1,600,132	50,096,914
Vinci SA	58,150	6,143,388
		56,240,302
Road & Rail 2.4%
CSX Corp.	941,383	35,396,001
East Japan Railway Co.	299,000	18,408,537
Union Pacific Corp.	161,596	40,710,880
		94,515,418
Transportation Infrastructure 3.7%
Aena SME SA 144A*	159,148	25,098,915
Auckland International Airport Ltd.*	3,135,290	16,507,889
Fraport AG Frankfurt Airport Services Worldwide*	125,740	8,472,892
Getlink SE	1,214,432	20,088,903

Grupo Aeroportuario del Pacifico SAB de CV (ADR)	146,730	20,170,973
Japan Airport Terminal Co., Ltd.*	234,454	9,791,396
Sydney Airport (Units)*	3,112,820	19,655,103
Transurban Group (Units)	2,879,666	28,963,386
		148,749,457
Materials 9.8%
Chemicals 3.6%
CF Industries Holdings, Inc.	242,305	17,150,348
Corteva, Inc.	670,048	31,679,869
K+S AG*	701,600	12,125,582
Nutrien Ltd.	881,163	66,232,640
The Mosaic Co.	397,489	15,617,343
		142,805,782
Containers & Packaging 1.1%
Sealed Air Corp.	202,700	13,676,169
Smurfit Kappa Group PLC	155,290	8,561,062
Westrock Co.	532,590	23,625,692
		45,862,923
Metals & Mining 3.9%
ArcelorMittal SA	990,428	31,693,162
Franco-Nevada Corp.	100,950	13,960,375
Freeport-McMoRan, Inc.	919,252	38,360,386
Glencore PLC	4,906,869	24,894,829
Kirkland Lake Gold Ltd.	198,850	8,333,166
Norsk Hydro ASA	1,876,186	14,811,038
Rio Tinto Ltd.	111,872	8,169,500
Vale SA (ADR) (a)	1,220,291	17,108,480
		157,330,936
Paper & Forest Products 1.2%
Mondi PLC	966,528	23,865,266
UPM-Kymmene Oyj	629,200	23,910,576
		47,775,842
Real Estate 36.3%
Equity Real Estate Investment Trusts (REITs) 32.2%
Activia Properties, Inc.	2,582	9,343,458
Agree Realty Corp.	70,200	5,009,472
American Tower Corp.	288,419	84,362,557
Americold Realty Trust	601,560	19,725,152
Apartment Income REIT Corp.	385,710	21,086,766
AvalonBay Communities, Inc.	172,920	43,677,863
Big Yellow Group PLC	869,383	20,124,822
British Land Co. PLC	2,763,653	19,826,174
CapitaLand Integrated Commercial Trust	8,701,840	13,176,159
Crown Castle International Corp.	809,490	168,972,943
Dexus	1,198,500	9,728,968
Digital Realty Trust, Inc.	154,776	27,375,231
EastGroup Properties, Inc.	175,055	39,886,282
Empire State Realty Trust, Inc. “A”	699,978	6,229,804
Equinix, Inc.	46,490	39,323,102
Essential Properties Realty Trust, Inc.	692,989	19,978,873
Extra Space Storage, Inc.	175,973	39,898,358
GPT Group	4,567,964	18,043,008
Granite Real Estate Investment Trust	264,437	22,033,804
Hulic Reit, Inc.	6,331	9,529,161

Independence Realty Trust, Inc.	350,991	9,066,097
Inmobiliaria Colonial Socimi SA	1,413,801	13,265,632
Kenedix Retail REIT Corp.	3,815	9,391,522
Kimco Realty Corp.	627,920	15,478,228
Kite Realty Group Trust	824,529	17,958,242
Lamar Advertising Co. “A”	100,960	12,246,448
Life Storage, Inc.	261,538	40,062,391
Link REIT	3,401,668	29,935,419
Mapletree Logistics Trust	9,289,600	13,089,071
Medical Properties Trust, Inc.	905,242	21,390,868
Mid-America Apartment Communities, Inc.	113,323	26,000,829
Mirvac Group	8,274,852	17,549,139
Pebblebrook Hotel Trust	117,413	2,626,529
Prologis, Inc.	320,860	54,019,990
RioCan Real Estate Investment Trust	1,303,400	23,637,295
Ryman Hospitality Properties, Inc. *	176,416	16,223,215
SBA Communications Corp.	259,638	101,004,375
Segro PLC	1,339,157	26,033,618
Simon Property Group, Inc.	296,710	47,405,357
STAG Industrial, Inc.	589,010	28,248,920
Sun Communities, Inc.	141,666	29,745,610
Unibail-Rodamco-Westfield *	186,580	13,067,705
UNITE Group PLC	1,143,691	17,204,390
Welltower, Inc.	579,978	49,744,713
Weyerhaeuser Co.	384,370	15,828,357
		1,287,555,917
Real Estate Management & Development 4.1%
Capitaland Investment Ltd.*	10,013,700	25,360,728
Castellum AB	350,526	9,447,135
CK Asset Holdings Ltd.	3,166,963	19,945,968
CTP NV 144A	369,400	7,876,066
Fabege AB	1,111,811	18,623,297
Fastighets AB Balder “B”*	227,517	16,383,772
Hysan Development Co., Ltd.	220,000	679,735
Mitsui Fudosan Co., Ltd.	760,500	15,069,147
Sun Hung Kai Properties Ltd.	1,074,000	13,023,726
Tricon Residential, Inc.	862,210	13,174,569
Vonovia SE	284,874	15,711,203
Wharf Real Estate Investment Co., Ltd.	1,327,000	6,731,888
		162,027,234
Utilities 12.6%
Electric Utilities 2.6%
Edison International	555,853	37,936,967
Orsted AS 144A	165,969	21,310,551
Terna - Rete Elettrica Nazionale	5,574,031	45,068,651
		104,316,169
Gas Utilities 3.2%
APA Group (Units)	1,062,851	7,771,490
Atmos Energy Corp.	351,850	36,863,325
China Gas Holdings Ltd.	3,485,400	7,262,297
China Resources Gas Group Ltd.	3,768,000	21,302,785
ENN Energy Holdings Ltd.	518,711	9,771,402
Hong Kong & China Gas Co., Ltd.	23,581,850	36,754,767
Toho Gas Co., Ltd.	321,800	8,190,527
		127,916,593

Multi-Utilities 4.5%
Ameren Corp.	468,913	41,737,946
National Grid PLC	2,899,838	41,779,690
NiSource, Inc.	852,452	23,536,200
Sempra Energy	570,575	75,475,661
		182,529,497
Water Utilities 2.3%
American Water Works Co., Inc.	298,663	56,405,494
Severn Trent PLC	857,942	34,295,545
		90,701,039
Total Common Stocks (Cost $2,793,150,181)		3,228,235,434
	Principal Amount ($)	Value ($)

Government & Agency Obligations 16.5%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/2044	13,640,730	19,457,079
U.S. Treasury Inflation-Indexed Notes:
0.25% , 1/15/2025	39,542,232	42,361,523
0.25% , 7/15/2029	17,252,163	19,329,332
0.375% , 1/15/2027	47,379,776	52,110,503
0.375% , 7/15/2027	36,557,023	40,555,685
0.5% , 4/15/2024	19,838,229	21,145,812
0.625% , 1/15/2026	40,361,066	44,324,488
0.875% , 1/15/2029	18,365,155	21,236,031
U.S. Treasury Notes:
0.125% , 5/31/2022	13,950,000	13,947,820
0.125% , 7/31/2022	4,325,000	4,321,959
0.125% , 1/31/2023	59,693,000	59,487,805
0.125% , 2/28/2023	60,000,000	59,753,906
0.125% , 5/31/2023	40,000,000	39,751,562
0.125% , 6/30/2023	40,000,000	39,729,688
1.375% , 10/15/2022	10,861,000	10,948,397
1.375% , 9/30/2023	34,000,000	34,411,719
1.625% , 8/31/2022	62,500,000	63,063,965
1.625% , 12/15/2022	36,382,000	36,811,194
1.625% , 4/30/2023	12,143,000	12,318,030
2.875% , 10/31/2023	22,000,000	22,867,109
Total Government & Agency Obligations (Cost $654,555,247)		657,933,607
	Shares	Value ($)

Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $43,664,205)	43,664,205	43,664,205

Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 0.05% (b) (Cost $75,422,366)	75,422,366	75,422,366

	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $3,566,791,999)	100.2	4,005,255,612
Other Assets and Liabilities, Net	(0.2)	(6,339,058)
Net Assets	100.0	3,998,916,554
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2021 are as follows:
Value ($) at 3/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2021	Value ($) at 12/31/2021
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
12,438,690	31,225,515 (d)	—	—	—	25,099	—	43,664,205	43,664,205
Cash Equivalents 1.9%
DWS Central Cash Management Government Fund, 0.05% (b)
34,835,011	1,826,145,842	1,785,558,487	—	—	12,087	—	75,422,366	75,422,366
47,273,701	1,857,371,357	1,785,558,487	—	—	37,186	—	119,086,571	119,086,571
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2021 amounted to $42,013,402, which is 1.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
HRW: Hard Red Winter
LME: London Metal Exchange
PJSC: Public Joint Stock Company
RBOB: Reformulated Blendstock for Oxygenate Blending
ULSD: Ultra-Low Sulfur Diesel
WTI: West Texas Intermediate
At December 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brent Crude Oil Futures	USD	1/31/2022	336	26,835,792	26,134,080	(701,712)
Coffee "C" Futures	USD	3/21/2022	56	4,252,613	4,748,100	495,487
Copper Futures	USD	3/29/2022	551	59,798,585	61,484,712	1,686,127
Corn Futures	USD	3/14/2022	581	16,642,150	17,233,912	591,762
Cotton No. 2 Futures	USD	3/9/2022	71	4,021,769	3,997,300	(24,469)

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Gasoline RBOB Futures	USD	2/28/2022	85	7,615,374	7,956,102	340,728
Gold 100 oz. Futures	USD	2/24/2022	276	50,815,150	50,469,360	(345,790)
Kansas City HRW Wheat Futures	USD	3/14/2022	92	3,774,644	3,686,900	(87,744)
Lean Hogs Futures	USD	2/14/2022	411	13,063,478	13,394,490	331,012
Live Cattle Futures	USD	2/28/2022	278	15,166,456	15,534,640	368,184
LME Nickel Future	USD	1/17/2022	197	22,784,325	24,672,477	1,888,152
LME Nickel Futures	USD	3/14/2022	202	24,034,855	25,201,722	1,166,867
LME Primary Aluminium Futures	USD	1/17/2022	907	68,592,388	63,558,025	(5,034,363)
LME Primary Aluminium Futures	USD	3/14/2022	861	56,169,401	60,442,200	4,272,799
LME Zinc Futures	USD	1/17/2022	113	10,057,032	10,113,500	56,468
LME Zinc Futures	USD	3/14/2022	114	9,399,805	10,111,800	711,995
Low Sulfur Gas Oil Futures	USD	3/10/2022	235	15,134,222	15,580,500	446,278
Natural Gas Futures	USD	2/24/2022	930	33,925,818	33,080,100	(845,718)
NY Harbor ULSD Futures	USD	2/28/2022	121	11,350,230	11,731,289	381,059
Palladium Futures	USD	3/29/2022	42	9,110,632	8,030,820	(1,079,812)
Silver Futures	USD	3/29/2022	137	16,933,351	15,996,120	(937,231)
Soybean Futures	USD	3/14/2022	318	20,176,398	21,294,076	1,117,678
Soybean Meal Futures	USD	3/14/2022	147	5,693,165	5,866,770	173,605
Soybean Oil Futures	USD	3/14/2022	204	6,814,549	6,919,272	104,723
Sugar No. 11 Futures	USD	2/28/2022	259	5,633,853	5,476,710	(157,143)
WTI Crude Future	USD	2/22/2022	405	28,912,791	30,326,400	1,413,609
Total					553,041,377	6,332,551
At December 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
LME Nickel Future	USD	1/17/2022	197	23,530,383	24,672,477	(1,142,094)
LME Primary Aluminium Futures	USD	1/17/2022	907	58,969,563	63,558,025	(4,588,462)
LME Zinc Futures	USD	1/17/2022	113	9,362,962	10,113,500	(750,538)
Total					98,344,002	(6,481,094)
Currency Abbreviation(s)

USD	United States Dollar

Investment in Subsidiary
The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2021, the Fund held $459,691,645 in the Subsidiary, representing 11.3% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$—	$30,900,684	$—	$30,900,684
Consumer Staples	26,467,186	—	—	26,467,186
Energy	362,912,158	50,359,371	—	413,271,529
Industrials	205,546,780	203,227,323	—	408,774,103
Materials	245,744,468	148,031,015	—	393,775,483
Real Estate	1,061,422,240	388,160,911	—	1,449,583,151
Utilities	271,955,593	233,507,705	—	505,463,298
Government & Agency Obligations	—	657,933,607	—	657,933,607
Short-Term Investments (a)	119,086,571	—	—	119,086,571
Derivatives (b)
Futures Contracts	15,546,533	—	—	15,546,533
Total	$2,308,681,529	$1,712,120,616	$—	$4,020,802,145
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(15,695,076)	$—	$—	$(15,695,076)
Total	$(15,695,076)	$—	$—	$(15,695,076)
(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Commodity Contracts	$ (148,543)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRAF-PH3
R-080548-1 (1/23)